Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 84,335	£ 79,804	£ 71,877
Pension assets	2,407	2,645	3,885
Financial and other investments	880	859	830
Derivative financial assets	324	276	305
Total non-current assets	87,946	83,584	76,897
UK
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	40,065	38,043	35,466
US
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 44,270	£ 41,761	£ 36,411